Goodwill and Intangible Assets - Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset amortization expense	$ 19,065	$ 48,105	$ 47,289